Shareholder Report, Line Graph (Details) 194073_Innovator Equity Defined Protection ETF - 1 Yr August_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 1 Yr August
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Equity Defined Protection ETF - 1 Yr August NAV
Accumulated Value	$ 10,227	$ 10,000	$ 11,033
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	10,366	10,000	$ 12,590
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500
Accumulated Value	$ 10,332	$ 10,000	$ 12,386